Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
WEBSTER BANK RETIREMENT SAVINGS PLAN
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

Plan Sponsor:    Webster Bank, National Association
Employer Identification Number:    06-0273620
Plan Number:    003

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value		(d) Cost	(e) Current Value
	Registered investment companies:
	Principal Real Estate Securities Fund Class R6	57,645	shares	**	1,597,931
	The Hartford World Bond Fund Class R6	312,228	shares	**	3,125,402
	DFA U.S. Targeted Value Portfolio Institutional Class	275,606	shares	**	10,191,915
	Dodge & Cox Stock Fund Class X	3,764,544	shares	**	62,453,784
	Dodge & Cox International Stock Fund Class X	962,990	shares	**	15,850,822
	Vanguard Total Bond Market Index Fund Institutional Shares	1,469,865	shares	**	14,360,577
	MFS Mid Cap Value Fund Class R6	330,313	shares	**	10,322,271
	Invesco Discovery Fund Class R6	214,975	shares	**	28,690,531
*	Fidelity Government Money Market Fund	251	units	**	251
*	Fidelity Investments Money Market Treasury Only Institutional Class	43,951,938	shares	**	43,951,938
*	Fidelity Diversified International K6 Fund	1,723,638	shares	**	30,542,864
	Total registered investment companies				221,088,286
	Common stock:
*	Webster Financial Corporation	1,463,237	shares	**	92,103,230
	Interest-bearing cash:
*	Fidelity BrokerageLink			**	6
	Common collective trusts:
	Eagle Mid Cap Growth CIT Founders Class	413,109	shares	**	7,667,302
	JPMCB Core Plus Bond CF Class	2,681,194	units	**	33,032,306
	Vanguard Target Retirement Income Trust II	492,193	units	**	24,663,777
	Vanguard Target Retirement 2020 Trust II	309,791	units	**	16,301,183
	Vanguard Target Retirement 2025 Trust II	919,613	units	**	52,123,650
	Vanguard Target Retirement 2030 Trust II	1,375,419	units	**	81,713,630
	Vanguard Target Retirement 2035 Trust II	1,204,940	units	**	76,489,572
	Vanguard Target Retirement 2040 Trust II	831,909	units	**	57,202,038
	Vanguard Target Retirement 2045 Trust II	745,347	units	**	54,060,051
	Vanguard Target Retirement 2050 Trust II	756,773	units	**	56,644,446
	Vanguard Target Retirement 2055 Trust II	306,358	units	**	30,715,454
	Vanguard Target Retirement 2060 Trust II	200,562	units	**	15,872,507
	Vanguard Target Retirement 2065 Trust II	106,795	units	**	5,203,039
	Vanguard Target Retirement 2070 Trust II	30,122	units	**	895,220
*	Fidelity Managed Income Portfolio II Class 2	49,780,127	units	**	48,402,378
*	Fidelity Growth Company Commingled Pool Class A	2,235,897	units	**	198,301,702
	Spartan 500 Index Pool Class C	432,308	units	**	140,439,701
	Spartan Extended Market Index Pool Class C	78,568	units	**	14,952,975
	Spartan International Index Pool Class C	46,911	units	**	8,354,926
*	Fidelity Mid-Cap Stock Commingled Pool Class Z	1,167,316	units	**	32,264,603
	Total common collective trusts				955,300,460
	Notes receivable from participants:
*	Notes receivable from participants	Varying maturity dates with interest rates ranging from 3.25% to 9.50%		**	10,899,256
	Total investments and notes receivable from participants				1,279,391,238
*Party-in-interest, as defined by ERISA.
**All investments are participant-directed. Therefore, disclosure of cost information is not required.
See Report of Independent Registered Public Accounting Firm